Fair Value Measurement (Carrying Amounts and Estimated Fair Values of Financial Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities, Carrying amount	¥ 25,000	¥ 25,000
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	3,272	5,455
Financial assets, Foreign exchange contracts		16
Financial liabilities, Foreign exchange contracts		0
Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	3,272	5,455
Financial assets, Foreign exchange contracts		16
Financial liabilities, Foreign exchange contracts		0
Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities, Carrying amount	25,000	25,000
Financial liabilities, Fair value	24,975	25,026
Convertible Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities, Carrying amount	30,149
Financial liabilities, Fair value	¥ 31,518